Income taxes	12 Months Ended
Mar. 31, 2014
Income taxes

19. Income taxes

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2012, 2013 and 2014:

	2012	2013	2014
	(in millions of yen)
Current:
Domestic	22,103	37,101	92,814
Foreign	32,714	10,754	42,919

Total current tax expense	54,817	47,855	135,733

Deferred:
Domestic	(36,777)	(40,021)	94,911
Foreign	(4,162)	(3,810)	(4,536)

Total deferred tax expense	(40,939)	(43,831)	90,375

Total income tax expense	13,878	4,024	226,108

The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2012, 2013 and 2014. The detailed amounts recorded directly in Equity are as follows:

	2012	2013	2014
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	29,925	235,274	161,269
Less: reclassification adjustments	18,249	(33,988)	(70,228)

Total	48,174	201,286	91,041

Pension liability adjustments:
Unrealized gains (losses)	2,367	34,171	71,646
Less: reclassification adjustments	8,992	5,913	2,442

Total	11,359	40,084	74,088

Total tax effect before allocation to noncontrolling interests	59,533	241,370	165,129

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2012, 2013 and 2014:

	2012	2013	2014
	(in millions of yen, except tax rates)
Income before income tax expense (benefit)	662,835	885,180	726,343
Effective statutory tax rate	40.69%	38.01%	38.01%

Income tax calculated at the statutory tax rate	269,708	336,457	276,083
Income not subject to tax	(18,295)	(18,320)	(22,354)
Expenses not deductible for tax purposes	1,469	1,348	1,550
Tax rate differentials of subsidiaries	(4,142)	(10,535)	(1,611)
Change in valuation allowance	(371,271)	(1,352,597)	(50,933)
Change in undistributed earnings of subsidiaries	(7,118)	12,233	932
Change in net operating loss carryforwards resulting from intercompany capital transactions	162	227	235
Expiration of net operating loss carryforwards	33,576	1,026,439	6,313
Effect of enacted change in tax rates	107,011 (1)	—	15,786 (2)
Other	2,778	8,772	107

Income tax expense (benefit)	13,878	4,024	226,108

Notes:

(1)	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate concerning MHFG’s tax returns for the fiscal years ended March 31, 2013 and 2014 has been reduced to 38.01% from the previous rate of 40.69%. Also, the rates for the fiscal year ending March 31, 2015 and for the fiscal years ending March 31, 2016 and thereafter will be 38.01% and 35.64%, respectively. The decrease of the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.
(2)	On March 20, 2014, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate concerning MHFG’s tax returns for the fiscal year ending March 31, 2015 will be reduced to 35.64% from the previous rate of 38.01%. The decrease of the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2014.

The components of net deferred tax assets at March 31, 2013 and 2014 are as follows:

	2013	2014
	(in millions of yen)
Deferred tax assets:
Investments	889,305	724,038
Allowance for loan losses	337,453	266,595
Derivative financial instruments	—	29,002
Trading account assets	—	19,842
Net operating loss carryforwards	450,016	448,926
Other	264,661	204,304

	1,941,435	1,692,707
Valuation allowance	(584,665)	(443,847)

Deferred tax assets, net of valuation allowance	1,356,770	1,248,860

Deferred tax liabilities:
Available-for-sale securities	567,608	659,448
Prepaid pension cost and accrued pension liabilities	39,937	132,738
Undistributed earnings of subsidiaries	11,040	11,972
Premises and equipment	12,304	11,263
Derivative financial instruments	35,391	—
Trading account assets	11,101	—
Other	51,913	61,500

Deferred tax liabilities	729,294	876,921

Net deferred tax assets	627,476	371,939

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation purposes in the consolidated balance sheets.

In assessing the realizability of deferred tax assets, management considered whether it was more likely than not that some portion or all of the deferred tax assets would not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies available in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets would be deductible, management believed it was more likely than not that the MHFG Group would realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2013 and 2014.

At March 31, 2014, the MHFG Group had net operating loss carryforwards totaling ¥1,414 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2015	—
2016	—
2017	—
2018	865
2019	8
2020 and thereafter	541

Total	1,414

Included in net operating loss carryforwards in the above table are MHFG’s carryforwards of ¥868 billion resulting mainly from intercompany capital transactions. The tax effect of these carryforwards is offset by a full valuation allowance.

The total amount of unrecognized tax benefits including ¥802 million, ¥563 million and ¥699 million of interest and penalties was ¥2,160 million, ¥1,454 million and ¥1,691 million at March 31, 2012, 2013 and 2014, respectively, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2012, 2013 and 2014:

	2012	2013	2014
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	1,829	2,160	1,454

Gross amount of increases (decreases) related to positions taken during prior years	362	(471)	(6)
Gross amount of increases related to positions taken during the current year	244	29	100
Amount of decreases related to settlements	(227)	(559)	—
Foreign exchange translation	(48)	295	143

Total unrecognized tax benefits at end of fiscal year	2,160	1,454	1,691

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2006, 2002 and 2002, respectively. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.